Note 6 - Leases - Future Minimum Time-charter Receipts (Details) $ in Thousands	Jun. 30, 2020 USD ($)
2021	$ 34,381
2022	42,523
2023	42,523
2024	23,661
2025	17,739
2026	2,268
Total	$ 163,095